SIGNIFICANT ACCOUNTING POLICIES: (Policy)	6 Months Ended
Jun. 30, 2015
SIGNIFICANT ACCOUNTING POLICIES: [Abstract]
Principles of consolidation
a.	Principles of consolidation

The consolidated financial statements include the accounts of Foamix and its subsidiary. Intercompany balances and transactions including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Bank deposits
b.	Bank deposits

Bank deposits with original maturity dates of more than three months but less than one year are included in short-term deposits. Bank deposits with maturity of more than one year are considered long-term.

Available for sale securities
c.	Available for sale securities

Unrealized gains of available for sale securities, net of taxes, are reflected in other comprehensive income. Unrealized losses considered to be temporary are reflected in other comprehensive income; unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. Realized gains and losses for both debt and equity securities are included in financial expense, net.

The Company considers available evidence in evaluating potential impairments of its investments, including the duration and extent to which fair value is less than cost, and for equity securities, the Company's ability and intent to hold the investment for the length of time necessary to allow for the recovery of the market value. For debt securities, an other-than-temporary impairment has occurred if the Company does not expect to recover the entire amortized cost basis of the debt security. If the Company does not intend to sell the impaired debt security, and it is not more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis, the amount of the other-than-temporary impairment recognized in earnings, recorded in financial expense, net, is limited to the portion attributed to credit loss. The remaining portion of the other-than-temporary impairment related to other factors is recognized in other comprehensive income.

Derivatives
d.	Derivatives

The Company purchases foreign exchange derivative financial instruments (written and purchased currency options). The transactions are designed to hedge the Company's currency exposure.

Changes in the fair value of derivatives that are highly effective and designated as cash flow hedges are reported as a component of other comprehensive income or loss and reclassified into earnings in the same line-item associated with the forecasted transaction and in the same periods during which the hedged transaction impacts earnings.

For derivatives that qualify for hedge accounting, the cash flows associated with these derivatives are reported in the consolidated statements of cash flows consistently with the classification of cash flows from the underlying hedged items that these derivatives are hedging.

Newly issued and recently adopted accounting pronouncements
e.	Newly issued and recently adopted accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers." ASU 2014-09 will supersede most current revenue recognition guidance, including industry-specific guidance. The underlying principle is that an entity will recognize revenue upon the transfer of goods or services to customers in an amount that the entity expects to be entitled to in exchange for those goods or services.

The guidance provides a five-step analysis of transactions to determine when and how revenue is recognized. Other major provisions include capitalization of certain contract costs, consideration of the time value of money in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances.

The guidance also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity's contracts with customers. The guidance is effective for the interim and annual periods beginning on or after December 15, 2017 (early adoption is permitted in annual periods beginning after December 15, 2016). The guidance permits the use of either a retrospective or cumulative effect transition method. The Company is currently evaluating the impact of the amended guidance on its consolidated financial statements.

In August 2014, FASB issued ASU 2014-15—Presentation of Financial Statements—Going Concern (ASC Subtopic 205-40): “Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern”. The update requires management to assess a company's ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. All entities are required to apply the new requirements in annual periods ending after December 15, 2016, and interim periods thereafter. Early application is permitted. The Company is required to adopt these provisions for the annual period ending December 31, 2016. The Company is currently evaluating the impact of FASB ASU 2014-15 but does not expect the adoption thereof to have a material effect on its financial statements.